Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies (Textual)
Property and equipment salvage value percentage	5.00%
Acquires land use rights, Description	The Company acquires land use rights with lease terms of 40 years through government sale transaction.
Capitalized as properties under development
Advertising expenses	$ 2,348	$ 7,724
Tax benefit percentage	50.00%
Maximum [Member]
Accounting Policies (Textual)
Land appreciation tax percentage	60.00%
Prepaid land appreciation tax percentage	2.00%
Minimum [Member]
Accounting Policies (Textual)
Land appreciation tax percentage	30.00%
Prepaid land appreciation tax percentage	1.00%